Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
Telephone  215.564.8000
Fax  215.564.8120
www.stradley.com

Michael D. Mabry
(215) 564-8011
mmabry@stradley.com

June 18, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 24 under the 1933 Act and Amendment No. 26 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).  The Trust is filing the Amendment for the purpose of adding three new series of shares to the Trust, designated as EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF (collectively referred to as the “Funds”).  The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, contact Aaron T. Gilbride at (202) 419-8423.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

Filing Desk
U.S. Securities and Exchange Commission
June 18, 2012

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

Cc:	Robert C. Holderith
James J. Valenti
J. Stephen Feinour, Jr.